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                                                      Registration No. 333-07715

   As filed with the Securities and Exchange Commission on December 31, 1996.
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                              --------------------

                                    FORM N-14

                  REGISTRATION STATEMENT UNDER
                  THE SECURITIES ACT OF 1933                        [ ]
                  Pre-Effective Amendment No. _____        [ ]
                  Post-Effective Amendment No. 1           [x]

                                 THE PILOT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                                 (800) 717-4568
              (Registrant's Telephone Number, including Area Code)

                              --------------------

                            George O. Martinez, Esq.
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                              --------------------

                          Communications and Copies to:

          Philip H. Newman, Esq.                   Steven R. Howard, Esq.
       Goodwin, Procter & Hoar  LLP                   Baker & McKenzie
              Exchange Place                          805 Third Avenue
        Boston, Massachusetts 02109               New York, New York  10022

         Elizabeth G. Bruce, Esq.                      John J. Pileggi
          Boatmen's Trust Company                      Furman Selz LLC
            The Boatmen's Tower                        237 Park Avenue
            1000 North Broadway                           Suite 910
         St. Louis, Missouri 63178                New York, New York 10017

               Sequential Numbering System: Page 1 of _____ pages
            Exhibit Index appears on sequentially numbered page _____

     Approximate Date of Proposed Public Offering: As soon as practicable following the effective date of this Registration Statement.


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It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has previously filed a declaration registering an indefinite number of shares of beneficial interest on Form N-1A (Registration Nos. 2-78440, 811-3517). Pursuant to Rule 429, the Registration Statement on Form N-14 relates to the above-referenced Registration Statement on Form N-1A. Accordingly, no filing fee was and is due in connection with the Registration Statement on Form N-14 and this Post-Effective Amendment to Form N- 14. A copy of Registrant's earlier Declaration pursuant to Rule 24f-2 was filed as Exhibit 17(a) to the Registration Statement on Form N-14. On October 29, 1996, Registrant filed the notice required by Rule 24f-2 for its fiscal year ended August 31, 1996.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 is being filed pursuant to Rule 485(b) under the Securities Act of 1933 solely for the purpose of fulfilling the undertaking contained in the Registration Statement on Form N-14 to file an opinion of counsel regarding the tax consequences of the reorganizations proposed in that Registration Statement. This Post-Effective Amendment also includes on additional conformed copy of a power of attorney, but makes no other changes to the Registration Statement on Form N-14.



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                                     PART C


Item 16.       Exhibits.


               The following Exhibits are hereby added by this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14:

               (12)(a) Opinion of Goodwin, Procter & Hoar LLP supporting the tax consequences of the proposed Reorganization.
               (12)(b) Consent of Goodwin, Procter & Hoar LLP.
               (16)    Powers of Attorney.





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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for the effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio on the 31st day of December, 1996.

                                      THE PILOT FUNDS

                                      /s/ William J. Tomko
                                      ---------------------------------------
                                      By: William J. Tomko, President

         As required by the Securities Act of 1933, this Post-Effective
Amendment No. 1 to the Registration Statement on Form N-14 has be signed by the following persons in the capacities and on the dates indicated.

                 NAME                                       TITLE                              DATE
                 ----                                       -----                              ----
/s/William J. Tomko                                       President                         December 31, 1996
-----------------------------------------                                                   -----------
           William J. Tomko                      (Principal Executive Officer)


/s/Martin R. Dean                                          Treasurer                        December 31, 1996
-----------------------------------------                                                   -----------
            Martin R. Dean                     (Principal Accounting Officer and
                                                 Principal Financial Officer)

                                                            Trustee                                    , 1996
-----------------------------------------                                                   -----------
        J. Hord Armstrong, III


    /s/ Lee Fetter                      *                   Trustee                         December 31, 1996
-----------------------------------------                                                   -----------
             Lee F. Fetter


/s/Henry O. Johnston                    *                   Trustee                         December 31, 1996
-----------------------------------------                                                   -----------
           Henry O. Johnston


/s/L. White Matthews, III               *                   Trustee                         December 31, 1996
-----------------------------------------                                                   -----------
        L. White Matthews, III


/s/Nicholas G. Penniman, IV             *                   Trustee                         December 31, 1996
-----------------------------------------                                                   -----------
       Nicholas G. Penniman, IV


*By:     /s/ William J. Tomko
         ----------------------------------------
         William J. Tomko, Attorney-in-fact under
         Powers of Attorney filed herewith




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                                      N-14

                                  EXHIBIT INDEX



Exhibit No.          Description
-----------          -----------

(12)(a) Opinion of Goodwin, Procter & Hoar LLP supporting the tax consequences of the proposed Reorganization.
(12)(b)              Consent of Goodwin, Procter & Hoar LLP.
(16)                 Powers of Attorney.